Provisions for expected credit losses (Tables)	6 Months Ended
Mar. 31, 2020
Provisions for expected credit losses
Schedule of impact of COVID-19 to the provision for ECL

The following table attributes the net remeasurement of provision for ECL for the period.

$m	Consolidated
Modelled provision for ECL using updated economic inputs / weightings	1,135
COVID-19 overlay	446
Impact of COVID-19 on the provision for ECL as at 31 March 2020	1,581
Other net movements	560
Total net remeasurement of the provision for ECL for the half year ending 31 March 2020	2,141

Summary of the the probability weighted scenarios

$m	Consolidated
Reported probability-weighted ECL	5,766
100% base ECL	4,476
100% downside ECL	7,902

Summary of macroeconomic scenario weightings

Macroeconomic scenario weightings (%)	31 March 2020	30 Sept 2019	31 March 2019
Upside	5	10	10
Base	55	62.5	65
Downside	40	27.5	25

Schedule of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2020	2019	2019
Provisions raised
Net changes in provisions	2,338	562	404
Recoveries	(100)	(101)	(71)
Impairment charges	2,238	461	333
of which relates to:
Loans and credit commitments	2,224	462	332
Debt securities at FVOCI[1]	1	-	-
Debt securities at amortised cost	13	(1)	1
Impairment charges	2,238	461	333
1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 15). There is no reduction of the carrying value of the debt securities which remains at fair value.

Loans and credit commitments
Provisions for expected credit losses
Schedule of provision for ECL

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Performing - Stage 1	1,181	884	916	34	29
Performing - Stage 2	2,878	1,674	1,711	72	68
Non performing - Stage 3	1,707	1,355	1,358	26	26
Total provision for ECL on loans and credit commitments	5,766	3,913	3,985	47	45
Presented as:
Provision for ECL on loans (Note 9)	5,190	3,608	3,637	44	43
Provision for ECL on credit commitments (Note 14)	576	305	348	89	66
Total provision for ECL on loans and credit commitments	5,766	3,913	3,985	47	45
Of which:
Individually assessed provisions	606	412	433	47	40
Collectively assessed provisions	5,160	3,501	3,552	47	45
Total provision for ECL on loans and credit commitments	5,766	3,913	3,985	47	45

Schedule of changes in the provision for ECL

			Non-	Collectively	Individually
Consolidated	Performing		performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Balance as at 30 September 2018	-	-	-	2,631	422	3,053
Restatement for adoption of AASB 9	877	1,884	1,272	(2,631)	(422)	980
Balance as at 1 October 2018	877	1,884	1,272	-	-	4,033
Transfers to Stage 1	701	(678)	(23)	-	-	-
Transfers to Stage 2	(123)	469	(346)	-	-	-
Transfers to Stage 3	(3)	(290)	293	-	-	-
Business activity during the period	87	(25)	(217)	-	-	(155)
Net remeasurement of provision for ECL	(628)	342	844	-	-	558
Write-offs	-	-	(499)	-	-	(499)
Exchange rate and other adjustments	5	9	34	-	-	48
Balance as at 31 March 2019	916	1,711	1,358	-	-	3,985
Transfers to Stage 1	757	(726)	(31)	-	-	-
Transfers to Stage 2	(119)	487	(368)	-	-	-
Transfers to Stage 3	(2)	(331)	333	-	-	-
Business activity during the period	92	6	(113)	-	-	(15)
Net remeasurement of provision for ECL	(757)	532	803	-	-	578
Write-offs	-	-	(655)	-	-	(655)
Exchange rate and other adjustments	(3)	(5)	28	-	-	20
Balance as at 30 September 2019	884	1,674	1,355	-	-	3,913
Transfers to Stage 1	600	(583)	(17)	-	-	-
Transfers to Stage 2	(131)	466	(335)	-	-	-
Transfers to Stage 3	(2)	(334)	336	-	-	-
Business activity during the period	120	114	(50)	-	-	184
Net remeasurement of provision for ECL	(297)	1,527	911	-	-	2,141
Write-offs	-	-	(537)	-	-	(537)
Exchange rate and other adjustments	7	14	44	-	-	65
Balance as at 31 March 2020	1,181	2,878	1,707	-	-	5,766

Schedule of provision for ECL by class and stage

			Non-
	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	154	324	570	1,048
Personal	256	535	254	1,045
Business	506	852	534	1,892
Balance as at 31 March 2019	916	1,711	1,358	3,985
Housing	163	354	591	1,108
Personal	268	459	248	975
Business	453	861	516	1,830
Balance as at 30 September 2019	884	1,674	1,355	3,913
Housing	195	544	583	1,322
Personal	267	562	319	1,148
Business	719	1,772	805	3,296
Balance as at 31 March 2020	1,181	2,878	1,707	5,766

Debt securities
Provisions for expected credit losses
Schedule of changes in the provision for ECL

The following tables reconcile the provision for ECL on debt securities.

		Debt
	Debt	securities at
	securities at	amortised	Total debt
$m	FVOCI[1]	cost	securities
Balance as at 30 September 2018	-	-	-
Restatement for adoption of AASB 9	2	9	11
Balance as at 1 October 2018	2	9	11
Stage 1 - change in the provision during the period	-	1	1
Balance as at 31 March 2019	2	10	12
Stage 1 - change in the provision during the period	-	(1)	(1)
Balance as at 30 September 2019	2	9	11
Stage 1 - change in the provision during the period	1	10	11
Stage 2 - change in the provision during the period	-	3	3
Balance as at 31 March 2020	3	22	25
1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 15). There is no reduction of the carrying value of the debt securities which remains at fair value.